Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
FirstBank 401(k) Savings Plan & Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) EIN 62-1216058, Plan No. 001
As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, and par or maturity value	Cost	Current value

*	State Street Bank & Trust Co.	Cash Reserve Account		$27,194

	Common Stock
*	FB Financial Corporation	FB Financial Corporation common stock	**	$1,232,546

	Mutual Funds
	Allspring	Special Mid Cap Value R6	**	$743,257
	American Funds	American Funds 2010 Trgt Date Retire R6	**	892,688
	American Funds	American Funds 2015 Trgt Date Retire R6	**	1,084,896
	American Funds	American Funds 2020 Trgt Date Retire R6	**	2,332,374
	American Funds	American Funds 2025 Trgt Date Retire R6	**	5,861,649
	American Funds	American Funds 2030 Trgt Date Retire R6	**	14,870,410
	American Funds	American Funds 2035 Trgt Date Retire R6	**	20,023,374
	American Funds	American Funds 2040 Trgt Date Retire R6	**	11,885,957
	American Funds	American Funds 2045 Trgt Date Retire R6	**	11,811,787
	American Funds	American Funds 2050 Trgt Date Retire R6	**	9,037,361
	American Funds	American Funds 2055 Trgt Date Retire R6	**	6,226,413
	American Funds	American Funds 2060 Trgt Date Retire R6	**	4,281,785
	American Funds	American Funds Balanced R6	**	1,062,664
	American Funds	America Funds American High Income Trust R6	**	343,065
	American Funds	American Funds New Perspective R6	**	3,515,775
	Brandes	Brandes International Equity Fund R6	**	1,198,763
	Federated	Federated Hermes MDT Mid Cap Growth Fund R6	**	687,787
	Harbor	Harbor Small Cap Growth Retirement	**	2,350,388
	JPMorgan	JPMorgan Large Cap Growth R6	**	9,898,876
	Macquarie	Macquarie Small Cap Value Institutional	**	402,567
	MFS	MFS Total Return Bond R6	**	886,642
	Putnam	Putnam Large Cap Value R6	**	3,119,959
	Schwab	Schwab Small Cap Index	**	1,755,911
	Vanguard	Vanguard 500 Index Adm	**	12,370,895
	Vanguard	Vanguard Federal Money Market	**	3,265,589
	Vanguard	Vanguard LifeStrategy Conservative Growth	**	28,648
	Vanguard	Vanguard LifeStrategy Growth	**	1,386,302
	Vanguard	Vanguard LifeStrategy Income	**	62,000
	Vanguard	Vanguard LifeStrategy Moderate Growth	**	529,696
	Vanguard	Vanguard Mid Cap Index Adm	**	2,953,779
	Vanguard	Vanguard Short Term Investment Grade Adm	**	1,707,448
	Total mutual funds			136,578,705

	Total investments at fair value			137,838,445

*	Notes receivable from participants	5.25% to 10.50%		131,391

				$137,969,836
*	Indicates a party-in-interest to the Plan
**	Cost information omitted due to participant directed funds